Expense Example - Columbia Dividend Opportunity Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 676
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,121
Expense Example, with Redemption, 10 Years	1,784
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Class Inst2
Expense Example:
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	940
Class Inst
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Class Adv
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Class Inst3
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	$ 882